Prepaid Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prepaid Expenses [Abstract]
Schedule Of Prepaid Expenses	September 30, December 31, 2021 2020Prepaid services $ 640 $ 408Prepaid bonds for German statutory costs - 142Prepaid insurance 32 21Prepaid licenses, software tools and support 19 11Other prepaid expenses 16 17 $ 707 $ 599	2020 2019Prepaid services$ 408 $ 221Prepaid bonds for German statutory costs 142 188Prepaid insurance 21 62Prepaid licenses, software tools and support 11 17Other prepaid expenses 17 17 $ 599 $ 505